UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-5075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

John C. Bjork, Assistant Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-7005
Date of fiscal year end: December 31
Date of reporting period: September 30, 2005

Item 1. Schedule of Investments

Thrivent Mutual Funds

Real Estate Securities Fund

Schedule of Investments

As of September 30, 2005 (unaudited)

Real Estate Securities Fund

Schedule of Investments as of September 30, 2005 (unaudited)(a)

Shares	Common Stock (89.5%)	Value	Shares	Common Stock (89.5%)	Value

Consumer Discretionary (4.7%)			400	Brascan Corporation	$18,640
100	Brookfield Homes Corporation	$5,553	1,400	BRE Properties, Inc.	62,300
200	D.R. Horton, Inc.	7,244	8,300	Brookfield Properties Corporation	244,601
400	Fairmont Hotels & Resorts, Inc.	13,368	3,100	Camden Property Trust	172,825
100	Gaylord Entertainment Company(b)	4,765	2,000	Capital Automotive REIT	77,420
100	Harrah’s Entertainment, Inc.	6,519	3,300	CarrAmerica Realty Corporation	118,635
8,700	Hilton Hotels Corporation	194,184	300	CB Richard Ellis Group, Inc.(b)	14,760
1,000	InterContinental Hotels Group plc	12,720	2,600	CBL & Associates Properties, Inc.	106,574
300	Intrawest Corporation	8,124	400	Cedar Shopping Centers, Inc.(c)	5,788
2,000	Jameson Inns, Inc.(b,c)	4,120	2,200	CenterPoint Properties Trust	98,560
100	KB Home	7,320	1,400	Colonial Properties Trust	62,272
2,300	La Quinta Corporation(b)	19,987	1,700	Columbia Equity Trust, Inc.(b)	24,820
100	Lennar Corporation	5,976	500	Commercial Net Lease Realty, Inc.	10,000
400	Lodgian, Inc.(b)	4,100	3,400	Corporate Office Properties Trust	118,830
100	M.D.C. Holdings, Inc.	7,889	300	Correctional Properties Trust	8,823
700	Marriott International, Inc.	44,100	1,900	Cousins Properties, Inc.	57,418
200	Orient Express Hotels, Ltd.	5,684	1,600	Crescent Real Estate
200	Pulte Homes, Inc.	8,584		Equities Company	32,816
100	Standard Pacific Corporation	4,151	600	Deerfield Triarc Capital Corporation	8,316
6,500	Starwood Hotels & Resorts		5,900	Developers Diversified
	Worldwide, Inc.	371,605		Realty Corporation	275,530
100	Vail Resorts, Inc.(b)	2,875	1,400	DiamondRock Hospitality Company	16,450
100	WCI Communities, Inc.(b,c)	2,837	900	Digital Realty Trust, Inc.	16,200

	Total Consumer		5,200	Duke Realty Corporation	176,176
	Discretionary	741,705	3,300	Eagle Hospitality Properties

				Trust, Inc.	32,934
Financials (84.6%)			1,300	EastGroup Properties, Inc.	56,875
2,000	Acadia Realty Trust	35,980	1,000	ECC Capital Corporation	3,260
400	Agree Realty Corporation(c)	11,300	1,600	Education Realty Trust, Inc.	26,720
2,100	Alexandria Real Estate Equities, Inc.	173,649	600	Entertainment Properties Trust	26,778
4,900	AMB Property Corporation	220,010	1,300	Equity Inns, Inc.	17,550
1,500	American Campus		1,100	Equity Lifestyle Properties, Inc.	49,500
	Communities, Inc.	36,030	10,900	Equity Office Properties Trust	356,539
2,000	American Financial Realty Trust	28,400	1,600	Equity One, Inc.	37,200
700	Amli Residential Properties Trust(c)	22,449	10,400	Equity Residential REIT	393,640
2,200	Apartment Investment &		1,900	Essex Property Trust, Inc.	171,000
	Management Company	85,316	2,000	Extra Space Storage, Inc.(c)	30,760
8,800	Archstone–Smith Trust(d)	350,856	3,300	Federal Realty Investment Trust	201,069
4,300	Arden Realty Group, Inc.	177,031	1,000	FelCor Lodging Trust, Inc.(b)	15,150
1,400	Ashford Hospitality Trust	15,064	1,000	Feldman Mall Properties, Inc.	13,000
800	Associated Estates Realty Corporation	7,840	100	Fidelity National Financial, Inc.	4,452
4,800	Avalonbay Communities, Inc.	411,360	300	Fieldstone Investment Corporation	3,498
300	Bedford Property Investors, Inc.(c)	7,152	300	First American Corporation	13,701
3,400	BioMed Realty Trust, Inc.	84,320	700	First Industrial Realty Trust, Inc.(c)	28,035
200	BNP Residential Properties, Inc.	2,870	1,600	First Potomac Realty Trust	41,120
6,800	Boston Properties, Inc.	482,120	1,800	Forest City Enterprises	68,580
3,700	Brandywine Realty Trust	115,033	700	Gables Residential Trust	30,555

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Real Estate Securities Fund

Schedule of Investments as of September 30, 2005 (unaudited)(a)

Shares	Common Stock (89.5%)	Value	Shares	Common Stock (89.5%)	Value

Financials continued			800	Omega Healthcare Investors, Inc.	$11,136
11,200	General Growth Properties, Inc.	$503,216	2,300	Pan Pacific Retail Properties, Inc.	151,570
100	Getty Realty Corporation	2,878	400	Parkway Properties, Inc.	18,768
600	Glenborough Realty Trust, Inc.	11,520	1,400	Penn Real Estate Investment Trust	59,052
1,200	Glimcher Realty Trust(c)	29,364	500	Plum Creek Timber Company, Inc.	18,955
600	Global Signal, Inc.	26,844	1,800	Post Properties, Inc.	67,050
1,300	GMH Communities Trust(e)	19,071	3,000	Prentiss Properties Trust	121,800
600	Gramercy Capital Corporation	14,376	13,809	ProLogis Trust	611,863
1,400	Health Care Property Investors, Inc.	37,786	1,200	PS Business Parks, Inc.	54,960
1,000	Health Care REIT, Inc.	37,090	5,100	Public Storage, Inc.	341,700
1,200	Healthcare Realty Trust, Inc.	48,168	300	RAIT Investment Trust	8,550
1,900	Heritage Property Investment Trust(c)	66,500	800	Ramco–Gershenson Properties Trust	23,352
1,800	Hersha Hospitality Trust	17,874	200	Rayonier, Inc. REIT	11,524
1,100	Highland Hospitality Corporation	11,286	600	Realty Income Corporation(c)	14,346
1,800	Highwoods Properties, Inc.	53,118	5,000	Reckson Associates
1,700	Home Properties, Inc.	66,725		Realty Corporation	172,750
1,000	Hospitality Properties Trust	42,860	4,700	Regency Centers Corporation	270,015
20,800	Host Marriott Corporation	351,520	200	Saul Centers, Inc.	7,198
2,500	HRPT Properties Trust	31,025	400	Saxon Capital, Inc.	4,740
800	Inland Real Estate Corporation	12,528	2,400	Senior Housing Property Trust	45,600
2,000	Innkeepers USA Trust	30,900	1,500	Shurgard Storage Centers, Inc.	83,805
2,000	iStar Financial, Inc.	80,860	12,700	Simon Property Group, Inc.	941,324
200	Jer Investors Trust, Inc.(b)	3,612	300	Sizeler Property Investors, Inc.(c)	3,642
1,700	Kilroy Realty Corporation	95,251	3,700	SL Green Realty Corporation(c)	252,266
8,500	Kimco Realty Corporation	267,070	900	Sovran Self Storage, Inc.	44,055
2,200	Kite Realty Group Trust	32,824	3,800	Spirit Finance Corporation	42,750
1,200	KKR Financial Corporation	26,688	400	St. Joe Company	24,980
2,100	LaSalle Hotel Properties	72,345	1,000	Strategic Hotel Capital, Inc.	18,260
1,300	Lexington Corporate		500	Sun Communities, Inc.	16,380
	Properties Trust(c)	30,615	1,400	Sunstone Hotel Investors, Inc.	34,146
3,300	Liberty Property Trust(c)	140,382	1,000	Tanger Factory Outlet Centers, Inc.	27,810
200	LTC Properties, Inc.	4,240	2,400	Taubman Centers, Inc.	76,080
3,500	Macerich Company	227,290	100	Thornburg Mortgage Inc.(c)	2,506
2,500	Mack–Cali Realty Corporation	112,350	1,600	Town & Country Trust(c)	46,432
2,200	Maguire Properties, Inc.	66,110	5,400	Trizec Properties, Inc.	124,524
300	Medical Properties Trust, Inc.	2,940	400	Trustreet Properties, Inc.(c)	6,260
2,500	MeriStar Hospitality Corporation(b)	22,825	1,900	U–Store–It Trust	38,513
1,100	Mid–America Apartment		6,100	United Dominion Realty Trust, Inc.	144,570
	Communities, Inc.	51,161	100	Universal Health Realty Income Trust	3,325
3,100	Mills Corporation	170,748	400	Urstadt Biddle Properties	6,064
500	MortgageIT Holdings, Inc.(c)	7,110	3,900	Ventas, Inc.	125,580
300	National Health Investors, Inc.	8,283	5,900	Vornado Realty Trust	511,058
1,800	Nationwide Health Properties, Inc.(c)	41,940	300	Washington Real Estate Investment Trust9,333
200	New Century Financial Corporation(c)	7,254	1,200	Weingarten Realty Investors	45,420
2,800	New Plan Excel Realty Trust, Inc.(c)	64,260	600	Windrose Medical Properties Trust	9,168
1,100	Newcastle Investment Corporation(c)	30,690	900	Winston Hotels, Inc.(c)	9,000

1,800	NorthStar Realty Finance Corporation	16,902		Total Financials	13,277,029

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Real Estate Securities Fund

Schedule of Investments as of September 30, 2005 (unaudited)(a)

Shares	Common Stock (89.5%)	Value	Shares Common Stock (89.5%)		Value

Industrials (0.1%)			Telecommunications Services (0.1%)
100	Alexander & Baldwin, Inc.	$5,324	300 American Tower Corporation(b)		$7,485

300	Cendant Corporation	6,192	Total Telecommunications

	Total Industrials	11,516	Services		7,485

Materials(f)			Total Common Stock
100	Potlatch Corporation	5,212	(cost $13,968,924)		14,042,947

	Total Materials	5,212

			Interest	Maturity
Shares	Collateral Held for Securities Loaned (5.3%)		Rate(g)	Date	Value

826,840	Thrivent Financial Securities Lending Trust		3.770%	N/A	$826,840

		Total Collateral Held for Securities Loaned
		(cost $826,840)			826,840

Shares or
Principal			Interest	Maturity
Amount	Short–Term Investments (5.2%)		Rate(g)	Date	Value

$210,000	Federal National Mortgage Association		2.131%	10/3/2005	$209,963
612,984	Thrivent Money Market Fund		3.410	N/A	612,984

		Total Short–Term Investments (at amortized cost)			822,947

		Total Investments (cost $15,618,711)			$15,692,734

(a)	The categories of investments are shown as a percentage of total investments.

(b)	Non–income producing security.

(c)	All or a portion of the security is on loan.

(d)	Earmarked as collateral for long settling trades.

(e)	Denotes investments purchased on a when–issued basis.

(f)	The market value of the denoted categories of investments represents less than 0.1% of the total investments of the Thrivent Real Estate Securities Fund.

(g)	The interest rate shown reflects the yield, coupon rate or, for securities purchased at a discount, the discount rate at the date of purchase.

At September 30, 2005, the gross unrealized appreciation and gross unrealized depreciation of investments were $277,296 and $(203,273), respectively.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

THRIVENT MUTUAL FUNDS NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2005 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over–the–counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed–income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

All securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

For all Funds other than the Money Market Fund, short–term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a fund security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair Valuation of International Securities As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

Options All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High–Yielding Securities The High Yield Fund and High Yield Fund II invest primarily in high–yielding fixed–income securities. Each of the other Funds except the Municipal Bond and Money Market Funds may also invest in high–yielding securities. These securities will typically be in the lower rating categories or will be non–rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts

The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the fund securities being hedged. A lack of correlation could render the Fund’s hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

Item 2. Controls and Procedures

(a)(i) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There has been no change in registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: November 28, 2005

THRIVENT MUTUAL FUNDS

By: /s/ Pamela J. Moret
__________________________
Pamela J. Moret
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 28, 2005

By: /s/ Pamela J. Moret
__________________________
Pamela J. Moret
President

Date: November 28, 2005

By: /s/ Gerard V. Vaillancourt
__________________________
Gerard V. Vaillancourt
Treasurer